Investments in Affiliates	12 Months Ended
Jan. 31, 2013
Investments in Affiliates

(3) Investments in Affiliates

On July 15, 2010, the Company acquired a 50% interest in Diberil Sociedad Anónima (“Diberil”), a Uruguayan company and parent company to Costa Fortuna (Brazil and Uruguay). Diberil, with operations in Sao Paulo, Brazil, and Montevideo, Uruguay, is one of the largest providers of specialty foundation and marine geotechnical services in South America. The interest was acquired for a total cash consideration of $14.9 million, of which $10.1 million was paid to Diberil shareholders and $4.8 million was paid to Diberil to purchase newly issued Diberil stock. Concurrent with the investment, Diberil purchased Layne GeoBrazil, an equipment leasing company in Brazil wholly owned by the Company, for a cash payment of $4.8 million. Subsequent to the acquisition, the Company invested an additional $1.3 million in Diberil as its proportionate share of a capital contribution. See Note 2 for a further discussion of our acquisition of the remaining 50% interest in Diberil during May 2012.

The Company’s investments in affiliates are carried at the fair value of the investment consideration at the date acquired, plus the Company’s equity in undistributed earnings from that date. These affiliates generally are engaged in mineral exploration drilling and the manufacture and supply of drilling equipment, parts and supplies. A summary of directly owned affiliates, as well as their primary operating subsidiaries if applicable, and the percentages directly or indirectly owned by the Company are as follows as of January 31, 2013:

	Percentage Owned Directly	Percentage Owned Indirectly
Boyles Bros Servicios Tecnicos Geologicos S.A. (Panama)	50.00%
Boytec, S.A. (Panama)		50.00%
Boytec Sondajes de Mexico, S.A. de C.V. (Mexico)		50.00
Sondajes Colombia, S.A. (Colombia)		50.00
Mining Drilling Fluids (Panama)		25.00
Plantel Industrial S.A. (Chile)		50.00
Christensen Chile, S.A. (Chile)	50.00
Christensen Commercial, S.A. (Chile)	50.00
Geotec Boyles Bros., S.A. (Chile)	50.00
Centro Internacional de Formacion S.A. (Chile)		50.00
Geoestrella S.A. (Chile)		25.00
Diamantina Christensen Trading (Panama)	42.69
Christensen Commercial, S.A. (Peru)	35.38
Geotec, S.A. (Peru)	35.38
Boyles Bros., Diamantina, S.A. (Peru)	29.49

Financial information of the affiliates is reported with a one-month lag in the reporting period. Summarized financial information of the affiliates, including Diberil and its subsidiaries up to the date of acquisition of the remaining 50% equity interest, was as follows:

	As of and Years Ended January 31,
(in thousands)	2013	2012	2011
Balance sheet data:
Current assets	$168,770	$212,066	$148,069
Noncurrent assets	74,572	109,868	84,622
Current liabilities	57,998	131,622	86,051
Noncurrent liabilities	21,203	16,529	14,951
Income statement data:
Revenues	444,871	449,599	329,932
Gross profit	98,418	118,658	67,545
Operating income	57,934	76,520	39,191
Net income	43,990	54,856	29,768

The Company had no significant transactions or balances with its affiliates as of January 31, 2013, 2012 and 2011, and for the years then ended.

The Company’s equity in undistributed earnings of the affiliates totaled $73.7 million, $57.6 million and $38.4 million as of January 31, 2013, 2012 and 2011, respectively.